Fair Value Disclosures - Change in Fair Value of Level III Measurements (Details) - Level III - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0	$ 0
Impact of the Business Combination	602,053	602,053
Unrealized (gains) losses	469,585	469,585
Ending Balance	1,071,638	1,071,638
Net change in unrealized (gains) losses held as of the reporting date	469,585	469,585
Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0	0
Impact of the Business Combination	101,645	101,645
Unrealized (gains) losses	1,146	1,146
Ending Balance	102,791	102,791
Net change in unrealized (gains) losses held as of the reporting date	1,146	1,146
Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0	0
Impact of the Business Combination	9,131	9,131
Unrealized (gains) losses	5,469	5,469
Ending Balance	14,600	14,600
Net change in unrealized (gains) losses held as of the reporting date	5,469	5,469
Earnout Securities Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0	0
Impact of the Business Combination	491,277	491,277
Unrealized (gains) losses	462,970	462,970
Ending Balance	954,247	954,247
Net change in unrealized (gains) losses held as of the reporting date	$ 462,970	$ 462,970